Stock-Based Compensation - Options valuation (Details) - Outstanding stock options	12 Months Ended
Dec. 31, 2022
Fair value of option granted
Expected dividends	0.00%
Minimum
Fair value of option granted
Expected term	6 months
Expected volatility	55.92%
Risk free interest rate	1.54%
Maximum
Fair value of option granted
Expected term	6 years
Expected volatility	70.39%
Risk free interest rate	3.71%